Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions

14. Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The table below sets forth major related parties and their relationships with the Group:

Company Name	Relationship with the Group
Tianjin Sequoia Capital Investment Fund (limited partnership).	Affiliate of shareholder of the Company

Sequoia Capital Investment Management (Tianjin) Co., Ltd.	Affiliate of shareholder of the Company

Tianjin Gefeixin Equity Investment Partnership (limited partnership)	Investee of Tianjin Gefei Asset Management Co., Ltd., a subsidiary of the Company

Tianjin Gefeitaimei Equity Investment Partnership (limited partnership)	Investee of Tianjin Gefei Asset Management Co., Ltd., a subsidiary of the Company

Tianjin Gefeijiye Equity Investment Partnership (limited partnership)	Investee of Tianjin Gefei Asset Management Co., Ltd., a subsidiary of the Company

Tianjin Gefeixingye Equity Investment Partnership (limited partnership)	Investee of Tianjin Gefei Asset Management Co., Ltd., a subsidiary of the Company

Tianjin Gefeijia’an Equity Investment Partnership (limited partnership)	Investee of Tianjin Gefei Asset Management Co., Ltd., a subsidiary of the Company

Kunshan Gefeijiahui Equity Investment Center (limited partnership)	Investee of Tianjin Gefei Asset Management Co., Ltd., a subsidiary of the Company

Kunshan Gefeijinyong Equity Investment Center (limited partnership)	Investee of Tianjin Gefei Asset Management Co., Ltd., a subsidiary of the Company

Kunshan Jingzhao Equity Investment Management Limited (“Kunshan Jingzhao”)	Investee of Tianjin Gefei Asset Management Co., Ltd., a subsidiary of the Company

Kunshan Jingzhaojiushi Investment Center (limited partnership)	Investee of Kunshan Jingzhao

Kunshan Jingzhaojiutian Investment Center (limited partnership)	Investee of Kunshan Jingzhao

During the years ended December 31, 2009, 2010 and 2011, significant related party transactions were as follows:

	Years Ended December 31
	2009	2010	2011
	$	$	$
One-time commissions
Tianjin Sequoia Capital Investment Fund (limited partnership).	—	4,471,209	410,755
Tianjin Gefeixin Equity Investment Partnership (limited partnership)	—	726,857	—
Tianjin Gefeijiye Equity Investment Partnership (limited partnership)	—	796,436	—
Tianjin Gefeixingye Equity Investment Partnership (limited partnership)	—	175,656	258,756
Kunshan Gefeijiahui Equity Investment Center (limited partnership)	—	—	167,552
Kunshan Gefeijinyong Equity Investment Center (limited partnership)	—	—	168,284
Kunshan Jingzhao Equity Investment Management Limited	—	—	1,593,995
Kunshan Jingzhaojiushi Investment Center (limited partnership)	—	—	252,269
Kunshan Jingzhaojiutian Investment Center (limited partnership)	—	—	141,705
Financial products invested by the Group and affiliates	—	313,473	1,044,942
Recurring services fee
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	1,145,535	2,076,936	5,947,099
Tianjin Gefeixin Equity Investment Partnership (limited partnership)	—	294,586	631,694
Tianjin Gefeijiye Equity Investment Partnership (limited partnership)	—	12,083	447,411
Tianjin Gefeitaimei Equity Investment Partnership (limited partnership)	—	22,558	66,136
Tianjin Gefeixingye Equity Investment Partnership (limited partnership)	—	2,187	256,949
Kunshan Gefeijiahui Equity Investment Center (limited partnership)	—	—	146,117
Kunshan Gefeijinyong Equity Investment Center (limited partnership)	—	—	1,844
Kunshan Jingzhao Equity Investment Management Limited	—	—	350,316
Kunshan Jingzhaojiushi Investment Center (limited partnership)	—	—	93,209
Kunshan Jingzhaojiutian Investment Center (limited partnership)	—	—	79,275
Financial products invested by the Group and affiliates	—	176,688	665,769

Total	1,145,535	9,068,669	12,724,077

As of December 31, 2010 and 2011, amounts due from related parties resulting from the above transactions were comprised of the following:

	As of December 31,
	2010	2011
	$	$
Tianjin Gefeitaimei Equity Investment Partnership (limited partnership)	22,748	—
Tianjin Gefeijiye Equity Investment Partnership (limited partnership)	815,342	—
Tianjin Gefeixingye Equity Investment Partnership (limited partnership)	179,344	—
Kunshan Jingzhaojiushi Investment Center (limited partnership)	—	841,323
Kunshan Jingzhaojiutian Investment Center (limited partnership)	—	715,550
Kunshan Gefeijinyong Equity Investment Center (limited partnership)	—	175,595
Others	—	1,937

Total	1,017,434	1,734,405